Warrants (Details 1) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Beginning balance	1,854,139	11,750,000
Granted	240,444	804,139
Exercised		(550,000)
Cancelled		(10,000,000)
Expired		(150,000)
Ending balance	2,094,583	1,854,139
Weighted average exercise price
Beginning balance	$ 1.69	$ 2.27
Granted	0.7875	1.20
Exercise		(0.35)
Cancelled		(1.45)
Expired		(2.40)
Ending balance	$ 1.65	$ 1.69